Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Capital Leases

The following is a schedule of the Company’s future minimum lease payments under capital leases as of December 31, 2013:

FUTURE MINIMUM LEASE PAYMENTS UNDER OBLIGATIONS UNDER CAPITAL LEASES

Years Ended December 31,	Amount
2014	776
2015	797
2016	839
2017	839
2018	839
Thereafter	6,982

Total minimum lease payments	11,072
Less: Amount representing interest	3,739

Present value of minimum lease payment, net	$7,333

Future Minimum Payments under Noncancelable Operating Leases

The following table shows future minimum payments under noncancelable operating leases with initial terms of one year or more at December 31, 2013. Future minimum receipts under sub-lease agreements are deemed not material.

FUTURE MINIMUM PAYMENTS UNDER NONCANCELABLE OPERATING LEASES

Years Ended December 31,	Amount
2014	4,188
2015	4,660
2016	4,580
2017	4,235
2018	4,070
Thereafter	23,730

Total minimum lease payments	$45,464